CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends paid (in dollars per share)	$ 0.84	$ 0.80	$ 0.80